Other income	12 Months Ended
Apr. 30, 2026
Other Income and Expenses [Abstract]
Other income

16	Other income

	Years Ended April 30,
	2024	2025	2026	2026
	S$	S$	S$	US$
Interest income	2	5,832	225	177
Government grants	116,542	62,644	20,968	16,462
Gain on disposal of property and equipment	-	-	1,814	1,424
Other	70,284	82,807	44,942	35,284
	186,828	151,283	67,949	53,347